Huntington Asset Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

August 14, 2012

EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

We are enclosing Post-Effective Amendment No. 248 to the registration statement on Form N-1A of Unified Series Trust in respect of its series, the Roosevelt Multi-Cap Fund (the “Fund”).

The Fund is establishing a new Institutional Class of shares, and the outstanding shares of the Fund will be reclassified as Investor Class shares as soon as the new class becomes available.

We respectfully request that the SEC Staff selectively review only those sections of the Prospectus and SAI that relate to the new share class, as set forth below. We hereby affirm to the Staff that the other sections in the Prospectus and SAI are the same in all material respects as the currently effective Prospectus and SAI for the Fund, and/or are standard provisions included in numerous Trust filings, which previously have been reviewed by the Staff.

Summary and Statutory Prospectus:

Summary Section – Fees and Expenses of the Fund

How to Buy Shares

Statement of Additional Information:

Description of the Trust and Fund

We look forward to receiving your comments. Please contact Dee Anne Sjögren at (314) 552-6295 with any questions or comments.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President